DIMENSIONAL INVESTMENT GROUP INC.
FORM N-Q REPORT
January 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedules of Investments
U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio III
DFA International Value Portfolio
DFA International Value Portfolio III
Tax-Managed U.S. Marketwide Value Portfolio II
Emerging Markets Portfolio II
DFA Two-Year Fixed Income Portfolio
DFA Two-Year Government Portfolio
Global Equity Portfolio
Global Allocation 60/40 Portfolio
Global Allocation 25/75 Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Emerging Markets Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
P.L.C.	Public Limited Company
LIBOR	London Interbank Offered Rate
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
(r)	The adjustable rate shown is effective as of January 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.9%)
COMMUNICATION SERVICES — (10.7%)
	Activision Blizzard, Inc.	258,982	$23,567,362
*	Alphabet, Inc., Class A	100,568	183,773,940
*	Alphabet, Inc., Class C	97,102	178,254,025
	AT&T, Inc.	2,383,703	68,245,417
*	Charter Communications, Inc., Class A	48,857	29,683,559
	Comcast Corp., Class A	1,527,322	75,709,351
#*	Discovery, Inc., Class A	52,559	2,176,994
*	Discovery, Inc., Class C	100,100	3,506,503
*	DISH Network Corp., Class A	82,211	2,385,763
	Electronic Arts, Inc.	97,040	13,896,128
*	Facebook, Inc., Class A	804,146	207,735,036
	Fox Corp., Class A	111,627	3,480,530
*	Fox Corp., Class B	52,455	1,567,880
	Interpublic Group of Cos., Inc. (The)	130,180	3,133,433
#*	Live Nation Entertainment, Inc.	47,298	3,142,952
#	Lumen Technologies, Inc.	327,348	4,052,568
*	Netflix, Inc.	147,784	78,678,724
	News Corp., Class A	129,262	2,507,683
	News Corp., Class B	40,897	772,135
	Omnicom Group, Inc.	72,255	4,507,267
*	Take-Two Interactive Software, Inc.	38,364	7,690,064
*	T-Mobile US, Inc.	194,847	24,566,310
*	Twitter, Inc.	265,917	13,436,786
	Verizon Communications, Inc.	1,384,225	75,786,319
#	ViacomCBS, Inc., Class B	189,136	9,173,096
*	Walt Disney Co. (The)	605,621	101,847,284
TOTAL COMMUNICATION SERVICES			1,123,277,109
CONSUMER DISCRETIONARY — (12.8%)
	Advance Auto Parts, Inc.	22,907	3,416,350
*	Amazon.com, Inc.	142,664	457,409,317
	Aptiv P.L.C.	90,157	12,044,975
*	AutoZone, Inc.	7,779	8,699,800
	Best Buy Co., Inc.	77,272	8,408,739
*	Booking Holdings, Inc.	13,706	26,648,987
	BorgWarner, Inc.	81,543	3,423,991
*	CarMax, Inc.	54,769	6,450,693
	Carnival Corp.	247,391	4,618,790
*	Chipotle Mexican Grill, Inc.	9,354	13,843,920
	Darden Restaurants, Inc.	43,381	5,070,805
	Dollar General Corp.	82,193	15,995,580
*	Dollar Tree, Inc.	78,934	8,024,430
	Domino's Pizza, Inc.	13,262	4,917,019
	DR Horton, Inc.	111,062	8,529,562
	eBay, Inc.	218,557	12,350,656
*	Etsy, Inc.	42,200	8,401,598
	Expedia Group, Inc.	45,737	5,675,962
	Ford Motor Co.	1,305,520	13,747,126
*	Gap, Inc. (The)	67,010	1,356,952
	Garmin, Ltd.	49,765	5,716,008
	General Motors Co.	420,755	21,323,863
	Genuine Parts Co.	48,456	4,549,049
#	Hanesbrands, Inc.	117,279	1,793,196

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hasbro, Inc.	42,566	$3,993,542
	Hilton Worldwide Holdings, Inc.	93,213	9,450,866
	Home Depot, Inc. (The)	360,131	97,530,677
	L Brands, Inc.	77,786	3,170,557
	Las Vegas Sands Corp.	109,729	5,276,868
	Leggett & Platt, Inc.	43,944	1,801,704
	Lennar Corp., Class A	91,929	7,643,896
*	LKQ Corp.	94,418	3,313,128
	Lowe's Cos., Inc.	244,922	40,865,236
	Marriott International, Inc., Class A	88,590	10,303,903
	McDonald's Corp.	249,226	51,799,132
	MGM Resorts International	138,431	3,953,589
*	Mohawk Industries, Inc.	20,277	2,911,777
	Newell Brands, Inc.	124,756	2,996,639
	NIKE, Inc., Class B	419,743	56,073,467
*	Norwegian Cruise Line Holdings, Ltd.	104,707	2,371,614
*	NVR, Inc.	1,165	5,180,149
*	O'Reilly Automotive, Inc.	24,128	10,265,740
	Pool Corp.	13,367	4,734,324
	PulteGroup, Inc.	88,868	3,865,758
	PVH Corp.	23,772	2,026,801
	Ralph Lauren Corp.	16,344	1,651,561
	Ross Stores, Inc.	119,117	13,256,531
	Royal Caribbean Cruises, Ltd.	61,952	4,026,880
	Starbucks Corp.	392,240	37,972,754
	Tapestry, Inc.	92,745	2,932,597
	Target Corp.	167,688	30,380,035
*	Tesla, Inc.	253,664	201,289,994
	TJX Cos., Inc. (The)	401,398	25,705,528
	Tractor Supply Co.	39,028	5,531,829
*	Ulta Beauty, Inc.	18,772	5,251,655
#*	Under Armour, Inc., Class A	63,100	1,104,250
*	Under Armour, Inc., Class C	64,300	962,571
	VF Corp.	107,342	8,251,380
	Whirlpool Corp.	20,737	3,838,211
	Wynn Resorts, Ltd.	32,722	3,256,821
	Yum! Brands, Inc.	100,436	10,193,250
TOTAL CONSUMER DISCRETIONARY			1,347,552,582
CONSUMER STAPLES — (6.2%)
	Altria Group, Inc.	620,904	25,506,736
	Archer-Daniels-Midland Co.	186,790	9,341,368
	Brown-Forman Corp., Class B	60,567	4,340,837
	Campbell Soup Co.	68,068	3,274,751
	Church & Dwight Co., Inc.	82,950	7,003,469
	Clorox Co. (The)	42,262	8,852,199
	Coca-Cola Co. (The)	1,293,773	62,295,170
	Colgate-Palmolive Co.	287,191	22,400,898
	Conagra Brands, Inc.	162,744	5,630,942
	Constellation Brands, Inc., Class A	56,543	11,926,615
	Costco Wholesale Corp.	147,588	52,014,439
	Estee Lauder Cos., Inc. (The), Class A	75,677	17,908,962
	General Mills, Inc.	204,064	11,856,118
	Hershey Co. (The)	49,398	7,184,445
#	Hormel Foods Corp.	93,053	4,360,464
	JM Smucker Co. (The)	37,803	4,400,647
	Kellogg Co.	84,523	4,981,786
	Kimberly-Clark Corp.	113,903	15,046,586
	Kraft Heinz Co. (The)	216,417	7,252,134

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Kroger Co. (The)	259,604	$8,956,338
	Lamb Weston Holdings, Inc.	48,678	3,636,247
	McCormick & Co., Inc. Non-Voting	83,333	7,461,637
	Molson Coors Beverage Co., Class B	63,221	3,171,165
	Mondelez International, Inc., Class A	478,273	26,515,455
*	Monster Beverage Corp.	123,126	10,691,031
	PepsiCo, Inc.	462,275	63,132,897
	Philip Morris International, Inc.	520,622	41,467,542
	Procter & Gamble Co. (The)	829,448	106,343,528
	Sysco Corp.	170,170	12,168,857
	Tyson Foods, Inc., Class A	98,256	6,318,843
	Walgreens Boots Alliance, Inc.	239,505	12,035,126
	Walmart, Inc.	463,745	65,151,535
TOTAL CONSUMER STAPLES			652,628,767
ENERGY — (2.4%)
	Apache Corp.	129,166	1,844,490
	Baker Hughes Co.	228,298	4,586,507
#	Cabot Oil & Gas Corp.	135,443	2,482,670
	Chevron Corp.	643,945	54,864,114
	ConocoPhillips	452,393	18,109,292
	Devon Energy Corp.	199,193	3,278,717
	Diamondback Energy, Inc.	53,513	3,033,652
	EOG Resources, Inc.	195,948	9,985,510
	Exxon Mobil Corp.	1,414,377	63,420,665
	Halliburton Co.	295,819	5,215,289
	Hess Corp.	91,096	4,917,362
	HollyFrontier Corp.	49,078	1,396,760
	Kinder Morgan, Inc.	653,241	9,197,633
	Marathon Oil Corp.	259,240	1,876,898
	Marathon Petroleum Corp.	218,327	9,422,993
	NOV, Inc.	131,803	1,631,721
	Occidental Petroleum Corp.	279,230	5,601,354
	ONEOK, Inc.	149,667	5,961,237
	Phillips 66	146,784	9,951,955
	Pioneer Natural Resources Co.	67,920	8,211,528
	Schlumberger, N.V.	467,792	10,389,660
	TechnipFMC P.L.C.	144,765	1,547,538
	Valero Energy Corp.	136,696	7,713,755
	Williams Cos., Inc. (The)	407,155	8,643,901
TOTAL ENERGY			253,285,201
FINANCIALS — (10.3%)
	Aflac, Inc.	219,355	9,910,459
	Allstate Corp. (The)	101,346	10,862,264
	American Express Co.	217,891	25,332,008
	American International Group, Inc.	286,982	10,744,606
	Ameriprise Financial, Inc.	39,533	7,822,395
	Aon P.L.C., Class A	76,596	15,556,648
	Arthur J Gallagher & Co.	64,431	7,435,982
	Assurant, Inc.	19,839	2,687,589
	Bank of America Corp.	2,546,506	75,503,903
	Bank of New York Mellon Corp. (The)	271,721	10,822,647
*	Berkshire Hathaway, Inc., Class B	650,994	148,342,003
	BlackRock, Inc.	47,508	33,315,460
	Capital One Financial Corp.	153,269	15,979,826
	Cboe Global Markets, Inc.	36,521	3,350,071
	Charles Schwab Corp. (The)	498,702	25,703,101

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Chubb, Ltd.	151,223	$22,028,654
	Cincinnati Financial Corp.	49,850	4,191,886
	Citigroup, Inc.	696,034	40,363,012
	Citizens Financial Group, Inc.	143,941	5,245,210
	CME Group, Inc.	120,210	21,846,965
	Comerica, Inc.	46,026	2,632,687
	Discover Financial Services	102,885	8,595,013
	Everest Re Group, Ltd.	13,574	2,865,200
	Fifth Third Bancorp	238,560	6,901,541
	First Republic Bank	58,368	8,462,776
	Franklin Resources, Inc.	91,297	2,400,198
	Globe Life, Inc.	32,673	2,953,312
	Goldman Sachs Group, Inc. (The)	115,227	31,246,106
	Hartford Financial Services Group, Inc. (The)	120,509	5,786,842
	Huntington Bancshares, Inc.	336,785	4,453,982
	Intercontinental Exchange, Inc.	187,823	20,726,268
	Invesco, Ltd.	124,488	2,563,208
	JPMorgan Chase & Co.	1,019,648	131,198,108
	KeyCorp	324,602	5,472,790
	Lincoln National Corp.	60,850	2,768,067
	Loews Corp.	77,074	3,490,681
	M&T Bank Corp.	42,851	5,676,472
	MarketAxess Holdings, Inc.	12,662	6,847,103
	Marsh & McLennan Cos., Inc.	169,419	18,620,842
	MetLife, Inc.	255,453	12,300,062
	Moody's Corp.	54,090	14,402,003
	Morgan Stanley	478,755	32,100,523
	MSCI, Inc.	27,644	10,927,673
	Nasdaq, Inc.	38,518	5,210,330
	Northern Trust Corp.	69,310	6,181,759
	People's United Financial, Inc.	139,299	1,902,824
	PNC Financial Services Group, Inc. (The)	141,811	20,352,715
	Principal Financial Group, Inc.	84,603	4,168,390
	Progressive Corp. (The)	195,479	17,043,814
	Prudential Financial, Inc.	133,063	10,416,172
	Raymond James Financial, Inc.	40,578	4,054,960
	Regions Financial Corp.	321,662	5,471,471
	S&P Global, Inc.	80,367	25,476,339
	State Street Corp.	118,426	8,289,820
*	SVB Financial Group	17,341	7,591,543
	Synchrony Financial	181,464	6,106,264
	T Rowe Price Group, Inc.	75,517	11,816,900
	Travelers Cos., Inc. (The)	84,499	11,517,214
	Truist Financial Corp.	451,434	21,659,803
	U.S. Bancorp.	458,806	19,659,837
	Unum Group	67,744	1,573,693
	Wells Fargo & Co.	1,382,282	41,302,586
	Willis Towers Watson P.L.C.	43,252	8,777,561
	WR Berkley Corp.	47,733	2,966,129
	Zions Bancorp NA	54,139	2,389,695
TOTAL FINANCIALS			1,084,365,965
HEALTH CARE — (13.8%)
	Abbott Laboratories	592,869	73,272,680
	AbbVie, Inc.	590,565	60,521,101
*	ABIOMED, Inc.	15,221	5,300,713
	Agilent Technologies, Inc.	102,193	12,280,533
*	Alexion Pharmaceuticals, Inc.	72,978	11,189,717
*	Align Technology, Inc.	23,973	12,594,935

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	AmerisourceBergen Corp.	49,467	$5,154,461
	Amgen, Inc.	194,704	47,007,387
	Anthem, Inc.	83,096	24,677,850
	Baxter International, Inc.	170,805	13,122,948
	Becton Dickinson and Co.	97,198	25,445,464
*	Biogen, Inc.	51,434	14,535,763
*	Bio-Rad Laboratories, Inc., Class A	7,140	4,096,718
*	Boston Scientific Corp.	480,327	17,022,789
	Bristol-Myers Squibb Co.	755,589	46,415,832
	Cardinal Health, Inc.	98,908	5,314,327
*	Catalent, Inc.	55,520	6,387,576
*	Centene Corp.	193,534	11,670,100
	Cerner Corp.	102,513	8,212,316
	Cigna Corp.	120,710	26,200,105
	Cooper Cos., Inc. (The)	16,345	5,950,234
	CVS Health Corp.	438,317	31,405,413
	Danaher Corp.	211,431	50,286,749
*	DaVita, Inc.	24,945	2,927,795
	DENTSPLY SIRONA, Inc.	73,775	3,946,225
*	DexCom, Inc.	32,018	12,001,947
*	Edwards Lifesciences Corp.	208,069	17,182,338
	Eli Lilly and Co.	265,587	55,234,128
	Gilead Sciences, Inc.	418,857	27,477,019
	HCA Healthcare, Inc.	88,344	14,354,133
*	Henry Schein, Inc.	47,085	3,100,547
*	Hologic, Inc.	85,927	6,850,960
	Humana, Inc.	44,163	16,919,287
*	IDEXX Laboratories, Inc.	28,540	13,661,527
*	Illumina, Inc.	48,765	20,795,347
*	Incyte Corp.	61,869	5,552,743
*	Intuitive Surgical, Inc.	39,323	29,399,448
*	IQVIA Holdings, Inc.	63,911	11,363,376
	Johnson & Johnson	880,606	143,653,257
*	Laboratory Corp. of America Holdings	32,591	7,460,406
	McKesson Corp.	53,909	9,405,503
	Medtronic P.L.C.	450,197	50,120,432
	Merck & Co., Inc.	846,316	65,225,574
*	Mettler-Toledo International, Inc.	7,987	9,329,615
	PerkinElmer, Inc.	37,569	5,525,273
	Perrigo Co. P.L.C.	46,763	1,996,780
	Pfizer, Inc.	1,859,327	66,749,839
	Quest Diagnostics, Inc.	45,480	5,873,742
*	Regeneron Pharmaceuticals, Inc.	35,171	17,720,557
	ResMed, Inc.	48,701	9,816,661
	STERIS P.L.C.	28,535	5,339,184
	Stryker Corp.	109,230	24,140,922
	Teleflex, Inc.	15,542	5,869,125
	Thermo Fisher Scientific, Inc.	132,577	67,574,497
	UnitedHealth Group, Inc.	317,388	105,874,289
	Universal Health Services, Inc., Class B	25,941	3,234,324
*	Varian Medical Systems, Inc.	30,699	5,389,823
*	Vertex Pharmaceuticals, Inc.	86,957	19,920,110
*	Viatris, Inc.	402,647	6,840,972
*	Waters Corp.	20,578	5,446,379
	West Pharmaceutical Services, Inc.	24,633	7,377,337
	Zimmer Biomet Holdings, Inc.	69,025	10,607,072
	Zoetis, Inc.	158,775	24,491,044
TOTAL HEALTH CARE			1,443,815,248

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (8.1%)
	3M Co.	193,170	$33,932,242
	Alaska Air Group, Inc.	40,654	1,985,135
	Allegion P.L.C.	31,231	3,342,029
#	American Airlines Group, Inc.	207,250	3,558,483
	AMETEK, Inc.	77,221	8,746,050
#	AO Smith Corp.	45,408	2,465,654
	Boeing Co. (The)	177,618	34,491,639
	Carrier Global Corp.	273,741	10,539,028
	Caterpillar, Inc.	181,961	33,269,749
#	CH Robinson Worldwide, Inc.	45,491	3,892,210
	Cintas Corp.	29,397	9,351,774
*	Copart, Inc.	69,589	7,637,393
	CSX Corp.	256,242	21,974,033
	Cummins, Inc.	49,351	11,568,861
	Deere & Co.	104,907	30,297,142
	Delta Air Lines, Inc.	213,912	8,120,100
	Dover Corp.	48,621	5,663,860
	Eaton Corp. P.L.C.	133,627	15,727,898
	Emerson Electric Co.	200,465	15,906,898
	Equifax, Inc.	40,724	7,212,628
	Expeditors International of Washington, Inc.	56,752	5,080,439
	Fastenal Co.	192,707	8,785,512
	FedEx Corp.	80,789	19,012,883
	Flowserve Corp.	44,838	1,594,439
	Fortive Corp.	113,039	7,469,617
	Fortune Brands Home & Security, Inc.	46,955	4,049,869
	General Dynamics Corp.	77,534	11,372,687
	General Electric Co.	2,933,427	31,329,000
	Honeywell International, Inc.	234,655	45,844,547
	Howmet Aerospace, Inc.	131,760	3,238,661
	Huntington Ingalls Industries, Inc.	13,422	2,111,683
	IDEX Corp.	25,209	4,693,664
	IHS Markit, Ltd.	124,190	10,814,465
	Illinois Tool Works, Inc.	96,251	18,692,907
*	Ingersoll Rand, Inc.	125,399	5,246,694
	Jacobs Engineering Group, Inc.	43,023	4,343,602
	JB Hunt Transport Services, Inc.	28,030	3,774,520
	Johnson Controls International P.L.C.	241,406	12,026,847
	Kansas City Southern	31,297	6,342,963
	L3Harris Technologies, Inc.	70,216	12,042,746
	Lockheed Martin Corp.	82,352	26,502,521
	Masco Corp.	88,018	4,780,258
	Nielsen Holdings P.L.C.	119,339	2,664,840
	Norfolk Southern Corp.	84,950	20,100,869
	Northrop Grumman Corp.	51,940	14,886,523
	Old Dominion Freight Line, Inc.	32,151	6,237,294
	Otis Worldwide Corp.	136,649	8,834,358
	PACCAR, Inc.	116,374	10,615,636
	Parker-Hannifin Corp.	42,928	11,359,178
	Pentair P.L.C.	56,113	3,055,914
	Quanta Services, Inc.	46,648	3,287,285
	Raytheon Technologies Corp.	508,671	33,943,616
	Republic Services, Inc.	70,346	6,367,720
	Robert Half International, Inc.	38,177	2,576,948
	Rockwell Automation, Inc.	39,016	9,696,646
	Rollins, Inc.	74,452	2,681,761
	Roper Technologies, Inc.	35,119	13,798,606
	Snap-on, Inc.	18,039	3,246,840
	Southwest Airlines Co.	198,072	8,703,284

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Stanley Black & Decker, Inc.	53,776	$9,329,598
*	Teledyne Technologies, Inc.	12,376	4,418,356
	Textron, Inc.	76,881	3,479,634
	Trane Technologies P.L.C.	80,064	11,477,174
*	TransDigm Group, Inc.	18,300	10,125,024
	Union Pacific Corp.	225,265	44,483,080
*	United Airlines Holdings, Inc.	98,790	3,950,612
	United Parcel Service, Inc., Class B	238,930	37,034,150
*	United Rentals, Inc.	24,031	5,839,773
	Verisk Analytics, Inc.	54,135	9,933,773
	Waste Management, Inc.	130,217	14,495,756
	Westinghouse Air Brake Technologies Corp.	60,067	4,457,572
	WW Grainger, Inc.	15,016	5,471,680
	Xylem, Inc.	60,771	5,869,871
TOTAL INDUSTRIALS			851,256,701
INFORMATION TECHNOLOGY — (27.7%)
	Accenture P.L.C., Class A	211,921	51,267,928
*	Adobe, Inc.	160,470	73,618,822
*	Advanced Micro Devices, Inc.	402,649	34,482,860
*	Akamai Technologies, Inc.	54,245	6,022,822
	Amphenol Corp., Class A	99,987	12,486,377
	Analog Devices, Inc.	123,379	18,177,428
*	ANSYS, Inc.	28,862	10,227,827
	Apple, Inc.	5,346,002	705,458,424
	Applied Materials, Inc.	305,648	29,550,049
*	Arista Networks, Inc.	18,372	5,650,492
*	Autodesk, Inc.	73,634	20,428,281
	Automatic Data Processing, Inc.	143,140	23,635,277
	Broadcom, Inc.	135,309	60,956,704
	Broadridge Financial Solutions, Inc.	38,906	5,497,807
*	Cadence Design Systems, Inc.	93,186	12,150,523
	CDW Corp.	47,770	6,289,398
	Cisco Systems, Inc.	1,413,467	63,012,359
	Citrix Systems, Inc.	41,007	5,466,643
	Cognizant Technology Solutions Corp., Class A	178,945	13,948,763
	Corning, Inc.	256,252	9,191,759
	DXC Technology Co.	85,975	2,424,495
#*	Enphase Energy, Inc.	42,436	7,738,205
*	F5 Networks, Inc.	20,585	4,033,631
	Fidelity National Information Services, Inc.	207,589	25,628,938
*	Fiserv, Inc.	192,733	19,791,752
*	FleetCor Technologies, Inc.	27,937	6,781,707
	FLIR Systems, Inc.	44,759	2,329,706
*	Fortinet, Inc.	44,913	6,501,157
*	Gartner, Inc.	30,131	4,577,200
	Global Payments, Inc.	100,086	17,667,181
	Hewlett Packard Enterprise Co.	427,551	5,275,979
	HP, Inc.	457,887	11,144,970
	Intel Corp.	1,370,813	76,093,830
	International Business Machines Corp.	298,348	35,536,230
	Intuit, Inc.	87,995	31,786,434
*	IPG Photonics Corp.	12,080	2,699,034
	Jack Henry & Associates, Inc.	25,227	3,652,617
	Juniper Networks, Inc.	111,119	2,713,526
*	Keysight Technologies, Inc.	62,167	8,802,226
	KLA Corp.	51,699	14,479,339
	Lam Research Corp.	48,262	23,356,395
	Leidos Holdings, Inc.	45,134	4,786,912

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Mastercard, Inc., Class A	294,279	$93,077,505
	Maxim Integrated Products, Inc.	89,490	7,849,168
	Microchip Technology, Inc.	86,963	11,836,534
*	Micron Technology, Inc.	372,551	29,159,567
	Microsoft Corp.	2,529,045	586,637,278
	Motorola Solutions, Inc.	56,925	9,537,784
	NetApp, Inc.	75,306	5,003,331
	NortonLifeLock, Inc.	195,985	4,129,404
	NVIDIA Corp.	207,060	107,586,305
	Oracle Corp.	633,838	38,302,830
	Paychex, Inc.	107,461	9,383,495
*	Paycom Software, Inc.	16,314	6,195,078
*	PayPal Holdings, Inc.	391,940	91,835,461
*	Qorvo, Inc.	38,140	6,517,363
	QUALCOMM, Inc.	378,328	59,125,100
*	salesforce.com, Inc.	306,075	69,038,277
	Seagate Technology P.L.C.	74,267	4,910,534
*	ServiceNow, Inc.	65,351	35,496,049
	Skyworks Solutions, Inc.	55,741	9,434,164
*	Synopsys, Inc.	51,030	13,035,613
	TE Connectivity, Ltd.	110,625	13,319,250
	Teradyne, Inc.	55,577	6,306,878
	Texas Instruments, Inc.	307,017	50,869,647
*	Trimble, Inc.	84,034	5,538,681
*	Tyler Technologies, Inc.	13,408	5,668,768
*	VeriSign, Inc.	33,571	6,515,124
#	Visa, Inc., Class A	567,217	109,614,685
*	Vontier Corp.	56,598	1,835,473
	Western Digital Corp.	102,078	5,760,262
	Western Union Co. (The)	136,120	3,031,392
	Xerox Holdings Corp.	56,546	1,189,162
	Xilinx, Inc.	81,725	10,670,833
*	Zebra Technologies Corp., Class A	17,846	6,921,214
TOTAL INFORMATION TECHNOLOGY			2,910,654,216
MATERIALS — (2.6%)
	Air Products & Chemicals, Inc.	73,926	19,720,500
	Albemarle Corp.	35,853	5,831,849
	Amcor P.L.C.	523,557	5,727,713
	Avery Dennison Corp.	27,848	4,201,428
	Ball Corp.	109,882	9,671,814
	Celanese Corp.	38,935	4,755,910
	CF Industries Holdings, Inc.	71,415	2,955,153
	Corteva, Inc.	250,193	9,972,693
	Dow, Inc.	248,153	12,879,141
	DuPont de Nemours, Inc.	246,398	19,576,321
	Eastman Chemical Co.	45,022	4,427,914
	Ecolab, Inc.	82,866	16,946,926
	FMC Corp.	43,123	4,669,790
	Freeport-McMoRan, Inc.	485,893	13,075,381
#	International Flavors & Fragrances, Inc.	36,197	4,067,819
	International Paper Co.	131,465	6,614,004
	Linde P.L.C.	175,390	43,040,706
	LyondellBasell Industries NV, Class A	86,220	7,394,227
	Martin Marietta Materials, Inc.	20,771	5,969,793
	Mosaic Co. (The)	114,221	2,965,177
	Newmont Corp.	269,327	16,051,889
	Nucor Corp.	100,404	4,892,687
	Packaging Corp. of America	31,358	4,216,397

U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	PPG Industries, Inc.	78,727	$10,605,314
	Sealed Air Corp.	51,246	2,166,168
	Sherwin-Williams Co. (The)	27,322	18,901,359
	Vulcan Materials Co.	44,633	6,656,565
	WestRock Co.	88,423	3,663,365
TOTAL MATERIALS			271,618,003
REAL ESTATE — (2.5%)
	Alexandria Real Estate Equities, Inc.	41,411	6,920,192
	American Tower Corp.	148,761	33,822,301
	AvalonBay Communities, Inc.	46,736	7,649,281
	Boston Properties, Inc.	46,977	4,287,591
*	CBRE Group, Inc., Class A	112,201	6,842,017
	Crown Castle International Corp.	144,426	23,001,285
	Digital Realty Trust, Inc.	93,635	13,478,758
	Duke Realty Corp.	125,174	4,951,883
	Equinix, Inc.	29,804	22,053,768
	Equity Residential	113,972	7,025,234
	Essex Property Trust, Inc.	21,904	5,248,418
	Extra Space Storage, Inc.	43,299	4,926,993
#	Federal Realty Investment Trust	22,486	1,968,874
	Healthpeak Properties, Inc.	180,736	5,358,822
	Host Hotels & Resorts, Inc.	234,177	3,173,098
#	Iron Mountain, Inc.	97,251	3,274,441
	Kimco Realty Corp.	145,039	2,394,594
	Mid-America Apartment Communities, Inc.	38,058	5,052,200
	Prologis, Inc.	247,737	25,566,458
	Public Storage	50,715	11,543,748
	Realty Income Corp.	116,722	6,893,601
	Regency Centers Corp.	52,052	2,455,813
	SBA Communications Corp.	37,341	10,032,407
	Simon Property Group, Inc.	109,846	10,207,989
#	SL Green Realty Corp.	24,516	1,654,380
	UDR, Inc.	99,697	3,833,350
	Ventas, Inc.	125,751	5,793,349
#	Vornado Realty Trust	52,045	2,069,309
	Welltower, Inc.	140,021	8,485,273
	Weyerhaeuser Co.	250,303	7,806,951
TOTAL REAL ESTATE			257,772,378
UTILITIES — (2.8%)
	AES Corp.	220,379	5,375,044
	Alliant Energy Corp.	84,145	4,093,654
	Ameren Corp.	82,209	5,978,238
	American Electric Power Co., Inc.	165,974	13,428,956
	American Water Works Co., Inc.	60,844	9,675,413
	Atmos Energy Corp.	41,964	3,734,796
	CenterPoint Energy, Inc.	181,751	3,833,129
	CMS Energy Corp.	95,409	5,426,864
	Consolidated Edison, Inc.	115,108	8,147,344
	Dominion Energy, Inc.	272,711	19,877,905
	DTE Energy Co.	64,641	7,674,180
	Duke Energy Corp.	246,401	23,161,694
	Edison International	126,827	7,376,258
	Entergy Corp.	66,884	6,376,052
	Evergy, Inc.	75,528	4,058,119
	Eversource Energy	115,144	10,075,100
	Exelon Corp.	326,324	13,562,025

U.S. Large Company Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
FirstEnergy Corp.	180,801	$5,561,439
NextEra Energy, Inc.	655,299	52,994,030
NiSource, Inc.	128,066	2,836,662
NRG Energy, Inc.	82,150	3,401,831
Pinnacle West Capital Corp.	38,195	2,874,174
PPL Corp.	256,604	7,100,233
Public Service Enterprise Group, Inc.	169,851	9,584,692
Sempra Energy	96,272	11,914,623
Southern Co. (The)	353,451	20,825,333
WEC Energy Group, Inc.	105,927	9,416,910
Xcel Energy, Inc.	175,209	11,211,624
TOTAL UTILITIES		289,576,322
TOTAL COMMON STOCKS Cost ($3,301,760,090)		10,485,802,492

SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	996,949	11,535,695
TOTAL INVESTMENTS — (100.0%)
(Cost $3,313,292,915)^^			$10,497,338,187
As of January 31, 2021, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	91	03/19/21	$17,372,453	$16,858,660	$(513,793)
Total Futures Contracts			$17,372,453	$16,858,660	$(513,793)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,123,277,109	—	—	$1,123,277,109
Consumer Discretionary	1,347,552,582	—	—	1,347,552,582
Consumer Staples	652,628,767	—	—	652,628,767
Energy	253,285,201	—	—	253,285,201
Financials	1,084,365,965	—	—	1,084,365,965
Health Care	1,443,815,248	—	—	1,443,815,248
Industrials	851,256,701	—	—	851,256,701
Information Technology	2,910,654,216	—	—	2,910,654,216
Materials	271,618,003	—	—	271,618,003
Real Estate	257,772,378	—	—	257,772,378
Utilities	289,576,322	—	—	289,576,322
Securities Lending Collateral	—	$11,535,695	—	11,535,695
Futures Contracts**	(513,793)	—	—	(513,793)
TOTAL	$10,485,288,699	$11,535,695	—	$10,496,824,394
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$3,782,519,001
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,782,519,001
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$7,666,096,573
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$7,666,096,573
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Value Portfolio III
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$3,023,920,261
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$3,023,920,261
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Tax-Managed U.S. Marketwide Value Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$1,865,704,173
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$1,865,704,173
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Portfolio II
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$82,714,107
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$82,714,107
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA Two-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (1.7%)
Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r) 0.174%, 04/16/21	1,450	$1,450,167
BONDS — (29.8%)
Apple, Inc., Floating Rate Note, 3M USD LIBOR + 1.130%, FRN
(r) 1.343%, 02/23/21	1,409	1,410,030
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.227%, 12/15/21	1,500	1,500,270
Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r) 0.300%, 09/10/21	750	750,637
Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r) 1.083%, 11/23/21	1,000	1,006,434
BNG Bank NV
1.625%, 04/19/21	500	501,545
Dexia Credit Local SA
1.875%, 09/15/21	750	757,713
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.316%, 03/13/23	1,500	1,503,210
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.316%, 09/16/22	1,750	1,753,430
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.314%, 10/12/21	2,750	2,750,545
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r) 0.260%, 08/23/21	500	500,285
		Face Amount	Value†
		(000)

Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.260%, 03/12/21	400	$400,045
(r)	0.260%, 03/12/21	300	300,034
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.285%, 02/24/22	2,000	2,001,400
Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.272%, 02/17/21	400	400,028
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.371%, 09/27/21	2,000	2,001,284
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.404%, 03/15/22	600	601,152
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.287%, 12/15/21	800	800,496
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.253%, 02/08/21	1,200	1,200,024
Royal Bank Of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	0.602%, 04/30/21	2,000	2,001,790
Svenska Handelsbanken AB
	2.450%, 03/30/21	2,750	2,760,060
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.125%, FRN
(r)	0.346%, 08/13/21	378	378,132

DFA Two-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.475%, 06/23/21	500	$500,530
	TOTAL BONDS		25,779,074
U.S. TREASURY OBLIGATIONS — (8.4%)
	U.S. Treasury Bills
#	0.043%, 02/04/21	150	150,000
	0.076%, 02/09/21	750	749,993
#	0.091%, 02/11/21	1,000	999,988
	U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r)	0.135%, 07/31/22	5,250	5,251,607
(r)	0.135%, 10/31/22	100	100,031
	TOTAL U.S. TREASURY OBLIGATIONS		7,251,619
CERTIFICATES OF DEPOSIT — (4.3%)
	Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.230%, 02/11/22	500	500,116
	National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.393%, 05/28/21	2,750	2,751,634
	Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	0.363%, 05/07/21	500	500,222
	TOTAL CERTIFICATES OF DEPOSIT		3,751,972
	TOTAL INVESTMENT SECURITIES (Cost $38,212,823)		38,232,832

COMMERCIAL PAPER — (54.3%)
Australia & New Zealand Banking Group, Ltd.
Ω	0.180%, 03/09/21	1,500	1,499,821
Banque Et Caisse d’Epargne de l’Etat
	0.165%, 05/03/21	1,000	999,705
	0.010%, 05/11/21	1,500	1,499,499
BNG Bank NV
Ω	0.010%, 03/03/21	250	249,974
Ω	0.010%, 03/08/21	1,750	1,749,776
		FaceAmount	Value†
		(000)
Caisse Des Depots Et Consignations
Ω	0.180%, 02/02/21	1,750	$1,749,982
Ω	0.190%, 03/18/21	750	749,858
CDP Financial, Inc.
	0.190%, 07/06/21	750	749,595
	0.160%, 07/12/21	500	499,715
Commonwealth Bank of Australia
Ω	0.190%, 03/05/21	1,500	1,499,835
Corpoerative Centrale Bank
	0.010%, 05/13/21	1,000	999,581
DNB NOR Bank ASA
	0.165%, 06/24/21	1,000	999,392
Equinor ASA
Ω	0.010%, 03/11/21	1,500	1,499,834
Erste Abwicklungsanstalt
	0.160%, 04/13/21	1,500	1,499,584
European Investment Bank
	0.170%, 02/05/21	750	749,987
	0.010%, 04/13/21	1,350	1,349,625
Exxon Mobil Corp.
	0.400%, 02/01/21	1,250	1,249,993
FMS Wertmanagement
Ω	0.010%, 02/10/21	750	749,981
	0.160%, 04/14/21	250	249,924
	0.160%, 04/26/21	1,500	1,499,431
KFW International Finance, Inc.
Ω	0.010%, 03/08/21	1,000	999,868
Landesbank Hessen-Thuringen
Ω	0.170%, 02/05/21	1,000	999,979
Nederlandse Waterschapsbank NV
Ω	0.200%, 02/04/21	1,750	1,749,971
Nordea Bank AB
Ω	0.195%, 03/15/21	1,000	999,875
Ω	0.010%, 03/16/21	1,000	999,871
Novartis Finance SA
Ω	0.180%, 04/12/21	2,500	2,499,523
NRW. Bank
Ω	0.175%, 02/04/21	500	499,992
Ω	0.205%, 03/03/21	250	249,970
Ω	0.210%, 03/17/21	250	249,954
	0.145%, 04/27/21	350	349,864
Oesterreichische Kontrollbank AG
	0.010%, 03/30/21	1,000	999,850
Province of Alberta
Ω	0.200%, 03/09/21	1,000	999,878
Ω	0.180%, 04/19/21	1,500	1,499,577
PSP Capital, Inc.
Ω	0.180%, 03/16/21	1,000	999,871
Ω	0.010%, 04/15/21	325	324,921
Ω	0.190%, 03/05/21	1,000	999,910
Queensland Treasury Corp.
	0.100%, 04/01/21	1,750	1,749,726

DFA Two-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
Royal Bank Of Canada
	0.180%, 04/26/21	500	$499,856
Shell International Finance BV
	0.500%, 05/25/21	750	749,596
Ω	0.200%, 06/22/21	1,250	1,249,110
Skandinaviska Enskilda Banken AB
	0.200%, 02/19/21	500	499,971
Ω	0.010%, 03/18/21	1,000	999,851
Ω	0.010%, 04/20/21	1,000	999,683
Toronto-Dominion Bank (The)
Ω	0.230%, 03/24/21	261	260,954
Total Capital Canada, Ltd.
Ω	0.010%, 02/03/21	2,000	1,999,975
Ω	0.200%, 03/18/21	250	249,956
Ω	0.180%, 03/08/21	250	249,971
TOTAL COMMERCIAL PAPER (Cost $47,022,730)			47,026,615

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	148,543	$148,543
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	101,494	1,174,390
TOTAL INVESTMENTS — (100.0%)
(Cost $86,558,486)^^			$86,582,380

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,450,167	—	$1,450,167
Bonds	—	25,779,074	—	25,779,074
U.S. Treasury Obligations	—	7,251,619	—	7,251,619
Certificates of Deposit	—	3,751,972	—	3,751,972
Commercial Paper	—	47,026,615	—	47,026,615
Temporary Cash Investments	$148,543	—	—	148,543
Securities Lending Collateral	—	1,174,390	—	1,174,390
TOTAL	$148,543	$86,433,837	—	$86,582,380

DFA Two-Year Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (30.9%)
Federal Home Loan Bank
0.000%, 02/05/21	7,000	$6,999,969
0.000%, 02/19/21	2,000	1,999,960
0.000%, 02/24/21	650	649,983
0.000%, 02/26/21	13,000	12,999,639
0.000%, 03/10/21	3,500	3,499,820
0.000%, 03/12/21	5,500	5,499,702
0.000%, 03/17/21	10,500	10,499,358
0.000%, 03/19/21	5,000	4,999,681
Federal Home Loan Bank Discount Notes
0.000%, 02/11/21	500	499,994
0.000%, 03/05/21	750	749,967
TOTAL AGENCY OBLIGATIONS		48,398,073
U.S. TREASURY OBLIGATIONS — (68.6%)
U.S. Treasury Bills
0.074%, 02/02/21	10,500	10,499,993
0.043%, 02/04/21	13,100	13,099,958
0.076%, 02/09/21	750	749,992
0.061%, 03/04/21	13,750	13,749,408
0.065%, 03/11/21	7,000	6,999,686
0.051%, 03/23/21	500	499,962
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.135%, 10/31/22	10,000	10,003,143
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.194%, 04/30/22	18,090	18,108,195
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r) 0.234%, 01/31/22	18,060	18,082,948
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r) 0.380%, 10/31/21	15,490	15,522,357
TOTAL U.S. TREASURY OBLIGATIONS		107,315,642
TOTAL INVESTMENT SECURITIES (Cost $155,669,592)		155,713,715

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 0.030%	840,503	840,503
TOTAL INVESTMENTS — (100.0%)
(Cost $156,510,095)^^		$156,554,218

DFA Two-Year Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$48,398,073	—	$48,398,073
U.S. Treasury Obligations	—	107,315,642	—	107,315,642
Temporary Cash Investments	$840,503	—	—	840,503
TOTAL	$840,503	$155,713,715	—	$156,554,218

Global Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	152,646,808	$4,129,096,152
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	113,957,780	1,644,410,768
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	49,727,973	1,473,439,831
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	28,058,885	689,967,992
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	4,945,556	185,606,721
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	2,513	11,256
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,471,370,840)^^		$8,122,532,720
Summary of the Global Fund's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$8,122,532,720	—	—	$8,122,532,720
TOTAL	$8,122,532,720	—	—	$8,122,532,720

Global Allocation 60/40 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	47,109,086	$1,274,300,785
Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	64,028,235	627,476,702
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	39,685,492	572,661,653
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	15,484,784	458,814,145
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	37,489,737	412,387,106
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	8,711,941	214,226,623
Investment in DFA Global Core Plus Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	18,219,689	198,959,002
Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	18,111,295	197,413,120
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	7,662,601	102,065,848
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	8,711,202	92,512,963
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	1,395,016	52,354,957
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	2,513	11,256
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $2,907,060,560)		$4,203,184,160

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $179,626)	179,626	179,626
TOTAL INVESTMENTS — (100.0%) (Cost $2,907,240,186)^^		$4,203,363,786
Summary of the Global Fund's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,203,184,160	—	—	$4,203,184,160
Temporary Cash Investments	179,626	—	—	179,626
TOTAL	$4,203,363,786	—	—	$4,203,363,786

Global Allocation 25/75 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	30,278,573	$301,271,807
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	27,388,346	301,271,807
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	4,630,432	125,253,197
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	8,201,524	109,244,294
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	3,817,443	55,085,709
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	1,530,163	45,338,733
Investment in DFA World ex U.S. Government Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	3,593,664	38,164,708
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	897,786	22,076,564
Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	117,176	4,397,597
Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	2,513	11,256
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $843,032,623)		$1,002,115,672

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $239,119)	239,119	239,119
TOTAL INVESTMENTS — (100.0%) (Cost $843,271,742)^^		$1,002,354,791
Summary of the Global Fund's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,002,115,672	—	—	$1,002,115,672
Temporary Cash Investments	239,119	—	—	239,119
TOTAL	$1,002,354,791	—	—	$1,002,354,791

ORGANIZATION
Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2021, the Fund consisted of eleven portfolios (the "Portfolios"), of which three are "Stand-alone Funds", five are "Feeder Funds" in a master-feeder structure, and three are "Fund of Funds".
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Futures contracts held by the U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.
The Feeder Funds primarily invest in a corresponding series of The DFA Investment Trust Company (each, a "Master Fund"). Each Feeder Fund’s investment reflects its proportionate interest in the net assets of the corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Shares of investment companies ("Underlying Funds") held by Global Equity Portfolio, Global Allocation 60/40 Portfolio, and Global Allocation 25/75 Portfolio (each a "Global Fund" and collectively, the "Global Funds") and the shares held by the Portfolios in other investment companies are valued at their respective daily net asset values as reported by their administrator, as these Underlying Funds are treated as regulated investment companies. These securities are generally categorized as Level 1 in the hierarchy.
Debt securities held by DFA Two-Year Fixed Income Portfolio and DFA Two-Year Government Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of a Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of each Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
1.    FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, a Portfolio deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that a Portfolio could lose more than the initial margin requirements. Entering into stock index futures subjects a Portfolio to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
FEDERAL TAX COST
At January 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
U.S. Large Company Portfolio	$3,397,853
U.S. Large Cap Value Portfolio III	2,388,201
DFA International Value Portfolio	7,718,974
DFA International Value Portfolio III	2,822,621
Tax-Managed U.S. Marketwide Value Portfolio II	859,940
Emerging Markets Portfolio II	13,938
DFA Two-Year Fixed Income Portfolio	87,524
DFA Two-Year Government Portfolio	156,010
Global Equity Portfolio	4,646,879
Global Allocation 60/40 Portfolio	2,950,623
Global Allocation 25/75 Portfolio	853,637
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
CORONAVIRUS (COVID-19) PANDEMIC
The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "“District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”) and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series at this time.
The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.
SUBSEQUENT EVENT EVALUATIONS
As described in a November 2, 2020 Supplement to the Portfolios' Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Portfolios' Prospectuses for additional information regarding fees and expenses of the Portfolios.
On November 12, 2020, President Trump issued an Executive Order titled Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Portfolios.